SCHEDULE OF FINANCIAL INSTRUMENT (Details) - SGD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
As of January 1,	$ 245	$ 245
Addition	303
Change in fair value recognized in profit or loss	(49)
As of December 31/June 30	$ 499	$ 245